Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 20 — RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amount due from and due to related parties as the following:

	Relationship	December 31, 2025	December 31, 2024
Due from shareholders consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”)	Shareholder and director	$—	$404,549
Harcourt Limited	A related party (note 1)	$110,232	—

Due to a related party consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”)	Shareholder and director	(116,653)	—
Ms. Fong Hei Yue, Tina (“Ms. Fong”)	Shareholder and director	—	(497,200)
Harcourt Limited	A related party (note 1)	$—	$(61,802)

Note:

(1)	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.

The balance due from shareholders consist of the following:

	December 31, 2025	December 31, 2024
Due from/ (to) shareholders/ related party	$(6,421)	$(154,453)
Less: allowance for expected credit loss	—	—
	$(6,421)	$(154,453)

The movement of allowances for expected credit loss is as follow:

	December 31, 2025	December 31, 2024
Balance at beginning of the year	$—	$(17,818)
Reversal of Provision / (Provision)	—	(17,818)
Ending balance	$—	$—

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	December 31, 2025	December 31, 2024
Directors’ remuneration to Mr. Siu Wing Fung, Alfred	$325,000	$190,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina	325,000	190,000
Director’s bonus of Mr. Siu Wing Fung, Alfred	750,000	—
Director’s welfare, accommodation and insurance to Mr. Siu Wing Fung, Alfred	393,103	—
Advisory services on fund raising project to Mr Siu, Daniel	219,045	—
Consulting services on fund raising project to Mr Siu, Jasper	65,000	—
Marketing service fee to Harcourt Limited	230,769	—